Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Verastem, Inc. 2014 Inducement Plan - Common stock, $0.0001 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	4.33
Maximum Aggregate Offering Price	$ 2,598,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 358.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), as may be issued under the Registrant's 2018 Employee Stock Purchase Plan (the "2018 ESPP"), the Registrant's 2021 Equity Incentive Plan (the "2021 Incentive Plan") or the Registrant's 2014 Inducement Award Program (the "Inducement Award Plan") to prevent dilution from stock splits, stock dividends and similar transactions. Pursuant to Rules 457(c) and 457(h)(1) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Common Stock as reported by the Nasdaq Capital Market on May 22, 2026 to be $4.44 and $4.21, respectively. Represents an aggregate of 600,000 shares of the Registrant's Common Stock that may be issued pursuant to awards granted or to be granted in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to an individual's entering into employment with the Registrant under the Registrant's Inducement Award Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Verastem, Inc. 2021 Equity Incentive Plan - Common stock, $0.0001 par value per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	4.33
Maximum Aggregate Offering Price	$ 51,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,175.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), as may be issued under the Registrant's 2018 Employee Stock Purchase Plan (the "2018 ESPP"), the Registrant's 2021 Equity Incentive Plan (the "2021 Incentive Plan") or the Registrant's 2014 Inducement Award Program (the "Inducement Award Plan") to prevent dilution from stock splits, stock dividends and similar transactions. Pursuant to Rules 457(c) and 457(h)(1) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Common Stock as reported by the Nasdaq Capital Market on May 22, 2026 to be $4.44 and $4.21, respectively. Represents an aggregate of 12,000,000 shares of the Registrant's Common Stock that may be issued pursuant to awards granted under the Registrant's 2021 Incentive Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Stock Purchase Plan -Common stock, $0.0001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 18,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,541.04
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), as may be issued under the Registrant's 2018 Employee Stock Purchase Plan (the "2018 ESPP"), the Registrant's 2021 Equity Incentive Plan (the "2021 Incentive Plan") or the Registrant's 2014 Inducement Award Program (the "Inducement Award Plan") to prevent dilution from stock splits, stock dividends and similar transactions. Represents an aggregate of 5,000,000 shares of the Registrant's Common Stock that may be issued pursuant to awards granted under the Registrant's 2018 ESPP. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Act. The proposed maximum offering price per share is equal to 85% of $4.33, being the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on May 22, 2026 to be $4.44 and $4.21, respectively. Under the 2018 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant's common stock on the offering date or the exercise date, whichever is less.